INCOME TAX - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ (589,170)	$ (307,348)	$ (1,558,286)	$ (394,138)	$ (10,499,015)
Deferred	6,219,215	3,703,105	(772,605)	(3,699,019)	7,061,033
Total	$ 5,630,045	$ 3,395,757	$ (2,330,891)	$ (4,093,157)	$ (3,437,982)